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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24f-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

1.  Name and address of issuer:

         Financial Investors Trust
         370 17th Street
         Suite 2700
         Denver, CO 80202

2.  Name of each series or class of funds for which this notice is filed:

         U.S. Government Money Market Fund
         U.S. Treasury Money Market Fund

3.  Investment Company Act File Number: 811-8194

    Securities Act File Number:   33-72424


4.  Last day of fiscal year for which this notice is filed:

         April 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                         /  /

6. Date of termination of issuer's declaration under rule 24f-2f(a)(1), if applicable (see Instruction A.6):

    N/A

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9.  Number and aggregate sale price of securities sold during the fiscal year:

         972,133,886 shares            $ 974,057,785

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         972,133,886  shares           $ 974,057,785

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         15,459,197  shares            $ 15,723,086

12. Calculation of registration fee:


    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                      $ 974,057,785
                                                      --------------
    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                      15,723,086
                                                      --------------
    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

                                                      (989,780,871)
                                                      --------------
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    (iv)      Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                           0
                                                      -------------


    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
    (iii), plus line (iv)] (if applicable):


                                                      $    0
                                                      -------------

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                      x    1/3300
                                                      -------------

    (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                      $    0
                                                      -------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a.)

                                            /  /

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

    Not applicable


SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


/s/ William N. Paston
----------------------------
Name:  William N. Paston
Title: Vice President & Treasurer

Date:  June 27, 1997
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                                [LETTERHEAD]





                                                     June 23, 1997


Financial Investors Trust
370 Seventeenth Street
Suite 2700
Denver, Colorado 80202


Dear Sirs:


       We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice") with respect to the Registration Statement on Form N-1A relating to the shares of beneficial interest, par value $.001 per share, of Financial Investors Trust, a Delaware business trust (the "Trust"). The Post-Effective Amendment registered an indefinite number of shares of beneficial interest of the Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of beneficial interest of the Trust sold during the Trust's fiscal year ended April 30, 1997 that were so registered under the Post-Effective Amendment.


       We have examined and relied upon copies of the Post-Effective
Amendment and the Rule 24f-2 Notice and have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.








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Financial Investors Trust
June 23, 1997
Page 2



       Based on the foregoing, we are of the opinion that the shares of beneficial interest of the Trust, the registration of which the Rule 24f-2 Notice makes definite in number, were duly authorized, legally issued, fully paid and nonassessable.


        We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.




                                       Very truly yours,
                                       /s/Baker & McKenzie
                                       Baker & McKenzie